Stock-based Compensation - Summary of Consolidated Stock-based Compensation by Line Item (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 38,193	$ 356	$ 575
Tax effect on stock-based compensation expense	0	0	0
Total stock-based compensation expense after income taxes	38,193	356	575
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	37,810	326	429
Sales, Marketing and Customer Service
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	383	30	100
Engineering, design and product management
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 0	$ 0	$ 46